Borrowings	12 Months Ended
Mar. 31, 2026
Borrowings.
Borrowings

21. Borrowings
The Group’s sources of borrowing for funding and liquidity purposes come from a range of committed bank facilities and through short-term and long-term issuances in the capital markets including bond and commercial paper issues and bank loans. Liabilities arising from the Group’s lease arrangements are also reported in borrowings; see note 20 ‘Leases’. We manage the basis on which we incur interest on debt between fixed interest rates and floating interest rates depending on market conditions using interest rate derivatives. The Group enters into foreign exchange contracts to mitigate the impact of exchange rate movements on certain monetary items.
Accounting policies
Interest-bearing bonds, loans and overdrafts are initially measured at fair value (which is equal to cost at inception), and are subsequently measured at amortised cost, using the effective interest rate method. Where they are identified as a hedged item in a designated fair value hedge relationship, fair value adjustments are recognised in accordance with our policy (see note 22 ‘Capital and financial risk management’). Any difference between the proceeds net of transaction costs and the amount due on settlement or redemption of borrowings is recognised over the term of the borrowing.
Borrowings

	2026 €m	2025 € m

Non-current borrowings

Bonds	32,285	34,873

Bank loans	1,209	1,009

Lease liabilities (note 20 ‘Leases’)	9,587	8,480

Other borrowings 1	2,425	1,734

	45,506	46,096

Current borrowings

Bonds	1,543	1,529

Bank loans	174	204

Lease liabilities (note 20 ‘Leases’)	2,801	2,346

Collateral liabilities	1,644	2,357

Other borrowings 1	968	611

	7,130	7,047

Borrowings	52,636	53,143
Note:

1.
Includes
€
996 million (2025:
€
700 million) and
€
492 million (2025:
€
187 million) of licence and spectrum fees payable, and
€
295 million (2025:
€
307 million) and
€
258 million (2025:
€
196 million) of supplier payables classified as borrowings, in non-current
and current borrowings respectively. The supplier payables classified as borrowings predominantly comprise payables for software licences which are received up-front
but charged to the Group via annual or other deferred instalments.

The fair value of the Group’s financial liabilities held at amortised cost approximate to fair value with the exception of long-term bonds with a carrying value of
€
32,285 million (2025:
€
34,873 million) which have a fair value of
€
29,432 million (2025:
€
31,325 million). Fair value is based on level 1 of the fair value hierarchy using quoted market prices.
The Group’s borrowings, which mainly include certain bonds that have been designated in hedge relationships, are carried at
€
839 million (2025:
€
899 million) higher than their euro equivalent redemption value. In addition, where bonds are issued in currencies other than euros, the Group has entered into foreign currency swaps to fix the euro cash outflows on redemption. The impact of these swaps is not reflected in borrowings and would increase the euro equivalent redemption value of the bonds by
€
173 million (2025: decrease by
€
1,132 million).
Commercial paper programmes
The Group currently have US and euro commercial paper programmes of US$15 billion (
€
13 billion) and
€
10 billion respectively which are available to be used to meet short-term liquidity requirements. At 31 March 2026 both programmes remained undrawn. The commercial paper facilities were supported by US$4.0 billion (
€
3.5 billion) and
€
4.1 billion of syndicated committed bank facilities. No amounts had been drawn under these facilities.
Bonds
We have two
€
30 billion euro medium-term note programmes and a US shelf programme which are used to meet medium to long-term funding requirements. At 31 March 2026 the total nominal amounts in issue under these programmes split by currency were US$16.0 billion,
€
15.4 billion, £2.7 billion, CHF0.2 billion, HKD$1.8billion, AUS$0.3 billion, JPY10.0 billion.
At 31 March 2026 the Group had bonds outstanding with a nominal value equivalent to
€
33.0 billion. During the year ended 31 March 2026, bonds with a nominal value of £0.5 billion (
€
0.6 billion) and
€
4.8 billion were issued utilising the euro medium-term note programme. During the year bonds with nominal value of US$2.5 billion (
€
2.1 billion), £1.7 billion (
€
1.9 billion) and
€
1.1 billion were
re-purchased
and bonds with a carrying value of
€
1.3 billion, £0.2 billion (
€
0.2 billion) and NOK 0.2billion (
€
20 million) matured. Bonds mature between 2026 and 2086 (2025: 2025 and 2086) and have interest rates between 0.5% and 8% (2025: 0.5% and 8%).
Treasury shares
The Group held a maximum of 2,122,987,551 (2025: 2,305,697,477) of its own shares during the year which represented 8.0% (2025: 8.2%) of issued share capital at that time.